Fees Summary	Jul. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 128,852,486.70
Total Fee Amount	17,794.54
Total Offset Amount	0.00
Net Fee	$ 17,794.54
Offering Table N/A
Offset Table N/A	N/A